Segment Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment information

6. Segment information

Geographical information

The Group's non-current assets by the Company's country of domicile were as follows:

	December 31, 2019	December 31, 2018
Switzerland	6,852,286	3,812,001
Total	6,852,286	3,812,001

Non-current assets exclude financial instruments.